UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

July 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Hexavest Equity Funds

Annual Report

July 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2017

Eaton Vance

Hexavest Equity Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

Hexavest Global Equity Fund	4
Hexavest International Equity Fund	6

Endnotes and Additional Disclosures	8

Fund Expenses	9

Financial Statements	11

Report of Independent Registered Public Accounting Firm	47

Federal Tax Information	48

Board of Trustees’ Contract Approval	49

Management and Organization	53

Important Notices	56

Eaton Vance

Hexavest Equity Funds

July 31, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Non-U.S. stocks delivered strong returns in the 12-month period ended July 31, 2017 after a rally that began with Donald Trump’s victory in the U.S. presidential election.

After lagging early in the period, U.S. stocks moved sharply higher following President Trump’s election on November 8, 2016. While broad-based, the rally particularly favored financial stocks, which received another boost in mid-December when the U.S. Federal Reserve (the Fed) raised its benchmark interest rate amid positive economic signs.

After a brief slowdown in the final weeks of 2016, U.S. equities continued their advance early in 2017. U.S. stocks slipped in late March after the failure of the Republican health care bill in Congress. But stocks quickly regained their upward momentum, continuing to advance through the close of the period. After a second rate hike in March, the Fed again raised interest rates in June.

Non-U.S. stocks initially lagged the U.S. rally, but rose sharply in the second half of the 12-month period, aided by stronger economic indicators across a range of geographic regions. Election of a new government in France helped to ease political uncertainties, although an election setback for British Prime Minister Theresa May added to confusion about Britain’s plans to exit the European Union. In China, the success of the government’s stimulus policies led it to raise interest rates to avoid economic overheating. China’s upswing helped boost growth elsewhere, particularly in emerging markets.

Major global and non-U.S. equity indexes ended the 12-month period with double-digit gains. The MSCI World Index,2 a proxy for global equities, advanced 16.12% for the period. The MSCI EAFE Index of developed-market international equities jumped 17.77%, while the MSCI Emerging Markets Index soared 24.84%. In the U.S., the blue-chip Dow Jones Industrial Average rose 21.81%, while the broader U.S. equity market, as represented by the S&P 500 Index, gained 16.04%.

Fund Performance — Eaton Vance Hexavest Global Equity Fund

For the 12-month period ended July 31, 2017, Eaton Vance Hexavest Global Equity Fund (the Fund) had a total return of 8.80% for Class A shares at net asset value (NAV). By contrast, the Fund’s benchmark, the MSCI World Index (the Index), returned 16.12% for the same period. The Fund underperformed the Index largely due to the defensive positioning maintained by management.

The Fund’s top-down investment approach stresses fundamental research focusing on the macroeconomic environment, the valuation of financial markets and the sentiment of investors. In its analysis of regions, countries, sectors, industries, currencies and stocks, management adopted a cautious posture that contributed to the Fund’s underperformance for the 12-month period.

In management’s view, high stock valuations and investors’ high exposure to risky assets raised the risk of a global market correction. The defensive sector allocation of the Fund was the most important negative contributor. The high cash position and individual stock selection also detracted from relative Fund performance versus the Index.

The Fund’s overweight position in the gold mining industry was a detractor from relative Fund performance versus the Index in the 12-month period. In particular, overweight positions in the telecommunications services and utilities sectors constrained Fund results, as did an underweight in the information technology sector. On an individual stock basis, underweight positions in several prominent growth stocks, including social media leader Facebook, Inc. and online commerce giant Amazon.com, Inc., detracted from Fund returns relative to the Index. In currencies, an overweight in the British pound and an underweight in the Australian dollar detracted from Fund returns versus the Index.

On the positive side, the Fund’s allocation to countries and regions aided Fund performance versus the Index in the 12-month period. An overweight position in emerging markets made the largest contribution to relative Fund results. An overweight position in Italy also boosted Fund performance versus the Index, as Italian stocks outperformed in the period. On a sector basis, the Fund’s underweight in the lagging energy sector also contributed to relative Fund performance.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Hexavest Equity Funds

July 31, 2017

Management’s Discussion of Fund Performance — continued

Fund Performance — Eaton Vance Hexavest International Equity Fund

For the 12-month period ended July 31, 2017, Eaton Vance Hexavest International Equity Fund (the Fund) had a total return of 12.69% for Class A shares at net asset value (NAV), underperforming its benchmark, the MSCI EAFE Index (the Index), which returned 17.77% for the same period. The Fund underperformed the Index largely due to the defensive positioning maintained by management.

The Fund’s top-down investment approach stresses fundamental research focusing on the macroeconomic environment, the valuation of financial markets and the sentiment of investors. In its analysis of regions, countries, sectors, industries, currencies and stocks, management adopted a cautious posture that contributed to the Fund’s underperformance for the 12-month period.

In management’s view, high stock valuations and investors’ high exposure to risky assets raised the risk of a global market correction. The defensive sector allocation of the Fund was the most important negative contributor. The high cash position and individual stock selection also detracted from relative Fund performance versus the Index.

The Fund’s overweight position in the gold mining industry was the biggest detractor from relative Fund performance versus the Index in the 12-month period. An overweight in the telecommunications services sector also constrained Fund results, as did overweight in the health care sector. At the same time, underweight positions in the more growth-oriented consumer discretionary and information technology sectors were a drag on relative Fund results. In currencies, an overweight in the British pound and an underweight in the Australian dollar detracted from Fund returns versus the Index.

On the positive side, allocations among regions and countries boosted the Fund’s relative performance versus the Index in the period. An overweight position in emerging markets made a contribution to relative Fund results. An overweight position in Italy also boosted Fund performance versus the Index, as Italian stocks outperformed in the period. In addition, the Fund’s tactical positioning in the U.S. dollar and the Hong Kong dollar aided relative Fund performance.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Hexavest Global Equity Fund

July 31, 2017

Performance2,3

Portfolio Managers Vital Proulx, CFA, Jean-René Adam, CFA, Jean-Pierre Couture, Christian Crête, CFA, Marc Christopher Lavoie, CFA, Etienne Durocher-Dumais, CFA, and Kevin LeBlanc, CFA, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	8.80%	—	9.61%
Class A with 5.75% Maximum Sales Charge	—	—	2.54	—	8.30
Class C at NAV	12/01/2016	08/29/2012	8.25	—	9.50
Class C with 1% Maximum Sales Charge	—	—	7.25	—	9.50
Class I at NAV	08/29/2012	08/29/2012	9.08	—	9.88
MSCI World Index	—	—	16.12%	11.62%	11.18%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			1.45%	2.20%	1.20%
Net			1.15	1.90	0.90

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	08/29/2012	$15,631	N.A.
Class I	$250,000	08/29/2012	$397,585	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Hexavest Global Equity Fund

July 31, 2017

Fund Profile

Equity Sector Allocation (% of net assets)5,7

Geographic Allocation (% of net assets)5,6,7

Top 10 Holdings (% of net assets)6,7

E-mini MSCI Emerging Markets Index Futures Contracts	2.7%

Apple, Inc.	2.7

Nikkei 225 Index Futures Contracts	2.6

Johnson & Johnson	2.3

Pfizer, Inc.	1.9

AT&T, Inc.	1.8

Verizon Communications, Inc.	1.8

Wal-Mart Stores, Inc.	1.7

Euro Stoxx 50 Index Futures Contracts	1.5

E-mini S&P 500 Index Futures Contracts	1.5

Total	20.5%

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Hexavest International Equity Fund

July 31, 2017

Performance2,3

Portfolio Managers Vital Proulx, CFA, Jean-René Adam, CFA, Jean-Pierre Couture, Christian Crête, CFA, Marc Christopher Lavoie, CFA, and Etienne Durocher-Dumais, CFA, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	12.69%	—	6.41%
Class A with 5.75% Maximum Sales Charge	—	—	6.20	—	5.14
Class I at NAV	08/29/2012	08/29/2012	13.09	—	6.70
MSCI EAFE Index	—	—	17.77%	9.06%	8.54%

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				3.16%	2.91%
Net				1.15	0.90

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	08/29/2012	$344,056	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Hexavest International Equity Fund

July 31, 2017

Fund Profile

Equity Sector Allocation (% of net assets)5,7

Geographic Allocation (% of net assets)5,6,7

Top 10 Holdings (% of net assets)6,7

Nestle SA	2.6%

Roche Holding AG PC	2.0

Euro Stoxx 50 Index Futures Contracts	2.0

Novartis AG	1.8

Mitsubishi UFJ Financial Group, Inc.	1.7

Sumitomo Mitsui Financial Group, Inc.	1.5

Mizuho Financial Group, Inc.	1.4

BNP Paribas SA	1.3

E-mini MSCI Emerging Markets Index Futures Contracts	1.3

Sanofi	1.3

Total	16.9%

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

Hexavest International Equity Fund

July 31, 2017

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Dow Jones Industrial Average is a price- weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 11/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[6]	Excludes cash and cash equivalents.

[7]	Includes futures contracts based on the value of their notional amounts, with an equal offsetting position in U.S. cash for purposes of the allocation charts.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective June 30, 2017, Kevin LeBlanc joined the Eaton Vance Hexavest Global Equity Fund team of portfolio managers.

8

Eaton Vance

Hexavest Equity Funds

July 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 – July 31, 2017).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Hexavest Global Equity Fund

	Beginning Account Value (2/1/17)	Ending Account Value (7/31/17)	Expenses Paid During Period* (2/1/17 - 7/31/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,076.80	$5.97	**	1.16%
Class C	$1,000.00	$1,072.90	$9.82	**	1.91%
Class I	$1,000.00	$1,078.40	$4.69	**	0.91%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$5.81	**	1.16%
Class C	$1,000.00	$1,015.30	$9.54	**	1.91%
Class I	$1,000.00	$1,020.30	$4.56	**	0.91%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2017.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

9

Eaton Vance

Hexavest Equity Funds

July 31, 2017

Fund Expenses — continued

Eaton Vance Hexavest International Equity Fund

	Beginning Account Value (2/1/17)	Ending Account Value (7/31/17)	Expenses Paid During Period* (2/1/17 - 7/31/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,115.50	$6.08	**	1.16%
Class I	$1,000.00	$1,118.00	$4.78	**	0.91%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$5.81	**	1.16%
Class I	$1,000.00	$1,020.30	$4.56	**	0.91%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2017.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

10

Eaton Vance

Hexavest Global Equity Fund

July 31, 2017

Portfolio of Investments

Common Stocks — 86.5%

Security	Shares	Value

Australia — 2.9%
Australia and New Zealand Banking Group, Ltd.	636	$15,079
BHP Billiton, Ltd.	36,136	752,583
Brambles, Ltd.	13,537	100,090
Caltex Australia, Ltd.	4,869	121,339
Coca-Cola Amatil, Ltd.	8,349	54,978
Commonwealth Bank of Australia	2,064	138,277
CSL, Ltd.	581	58,537
Dexus	3,237	24,307
Flight Centre Travel Group, Ltd.	1,046	36,383
Fortescue Metals Group, Ltd.	15,402	70,791
Goodman Group	3,587	22,859
GPT Group (The)	12,142	46,553
Harvey Norman Holdings, Ltd.	22,453	78,508
LendLease Group	3,901	52,618
National Australia Bank, Ltd.	4,325	103,682
Newcrest Mining, Ltd.	29,027	471,647
QBE Insurance Group, Ltd.	11,967	113,370
Rio Tinto, Ltd.	1,596	84,134
Scentre Group	8,021	26,523
South32, Ltd.	37,803	88,170
Stockland	5,892	19,810
Telstra Corp., Ltd.	66,932	219,575
TPG Telecom, Ltd.	13,269	59,542
Wesfarmers, Ltd.	3,920	127,736
Westfield Corp.	2,886	17,744
Westpac Banking Corp.	2,777	70,786

		$2,975,621

Belgium — 0.7%
Anheuser-Busch InBev SA/NV	3,192	$385,059
Colruyt SA	357	20,006
KBC Group NV	1,323	109,378
Proximus SA	4,009	140,975
UCB SA	1,056	76,900

		$732,318

Brazil — 0.1%
AMBEV SA ADR	4,788	$29,111
Cia Brasileira de Distribuicao ADR, PFC Shares(1)	959	22,268
Cia Energetica de Minas Gerais ADR	4,900	13,181

		$64,560

Security	Shares	Value

Canada — 1.9%
Alamos Gold, Inc. Class A	13,416	$95,120
B2Gold Corp.(1)	35,997	90,712
Barrick Gold Corp.	15,415	260,668
Cenovus Energy, Inc.	21,417	179,856
Eldorado Gold Corp.	83,809	177,675
Encana Corp.	16,859	169,706
Goldcorp, Inc.	3,203	42,055
Osisko Gold Royalties, Ltd.	7,611	74,721
Pan American Silver Corp.	9,937	167,439
Silver Standard Resources(1)	10,929	106,339
Tourmaline Oil Corp.(1)	5,040	111,775
Turquoise Hill Resources, Ltd.(1)	53,232	175,056
Yamana Gold, Inc.	100,560	261,456

		$1,912,578

Chile — 0.0%(2)
Enel Americas SA ADR	2,592	$25,920
Enel Chile SA ADR	4,302	23,532

		$49,452

China — 0.7%
Alibaba Group Holding, Ltd. ADR(1)	1,103	$170,910
China Construction Bank Corp., Class H	27,000	22,418
China Mengniu Dairy Co., Ltd.	10,000	19,462
China Mobile, Ltd.	4,500	48,101
China Resources Beer Holdings Co., Ltd.	4,000	10,100
China Shenhua Energy Co., Ltd., Class H	7,000	17,412
China Telecom Corp., Ltd., Class H	26,000	12,359
China Unicom (Hong Kong), Ltd.(1)	16,000	23,189
Dongfeng Motor Group Co., Ltd., Class H	12,000	14,687
ENN Energy Holdings, Ltd.	2,000	13,578
Guangdong Investment, Ltd.	20,000	28,145
Hengan International Group Co., Ltd.	2,500	19,063
Industrial & Commercial Bank of China, Ltd., Class H	27,000	18,866
Ping An Insurance (Group) Co. of China, Ltd., Class H	3,000	22,206
Tencent Holdings, Ltd.	7,000	279,398
Tingyi (Cayman Islands) Holding Corp.	10,000	12,733
Want Want China Holdings, Ltd.	28,000	18,910

		$751,537

Denmark — 0.5%
Coloplast A/S, Class B	2,034	$174,738
Novo Nordisk A/S, Class B	5,550	236,038
TDC A/S	19,513	120,406

		$531,182

11	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

France — 3.4%
AXA SA	11,949	$352,896
BNP Paribas SA	9,217	714,277
CNP Assurances	1,846	44,566
Compagnie Generale des Etablissements Michelin, Class B	1,792	242,701
Credit Agricole SA	6,433	112,914
JCDecaux SA	1,656	58,973
Natixis SA	25,844	187,797
Sanofi	3,493	332,844
Societe Generale SA	8,925	523,315
Sodexo SA	1,074	126,871
Total SA	7,149	363,553
Veolia Environnement SA	2,957	66,641
Vivendi SA	14,176	327,662

		$3,455,010

Germany — 2.5%
adidas AG	1,233	$281,610
Allianz SE	1,665	354,908
Bayerische Motoren Werke AG	2,205	202,594
Continental AG	790	177,961
Daimler AG	5,167	362,025
Deutsche Bank AG	7,278	129,604
Deutsche Post AG	277	10,746
Deutsche Telekom AG	17,204	314,295
Merck KGaA	1,272	139,579
Muenchener Rueckversicherungs-Gesellschaft AG	554	118,999
ProSiebenSat.1 Media SE	2,543	101,603
Siemens AG	2,328	315,913

		$2,509,837

Hong Kong — 0.3%
AIA Group, Ltd.	26,302	$206,879
CK Hutchison Holdings, Ltd.	10,000	131,591

		$338,470

India — 0.1%
HDFC Bank, Ltd. ADR	855	$82,747
Infosys, Ltd. ADR	993	15,689

		$98,436

Indonesia — 0.2%
Bank Central Asia Tbk PT ADR	4,635	$163,291

		$163,291

Security	Shares	Value

Israel — 0.1%
Teva Pharmaceutical Industries, Ltd. ADR	1,722	$55,397

		$55,397

Italy — 1.6%
Assicurazioni Generali SpA	23,423	$424,851
ENI SpA	6,108	96,709
Fiat Chrysler Automobiles NV(1)	8,135	98,095
GEDI Gruppo Editoriale SpA(1)	393	365
Intesa Sanpaolo SpA	172,269	593,023
Telecom Italia SpA(1)	66,180	68,087
UniCredit SpA(1)	17,119	336,456

		$1,617,586

Japan — 11.2%
ABC-Mart, Inc.	1,500	$85,532
Ajinomoto Co., Inc.	4,500	90,507
Alfresa Holdings Corp.	2,000	36,808
ANA Holdings, Inc.	41,000	140,759
Asahi Group Holdings, Ltd.	2,300	93,751
Astellas Pharma, Inc.	12,200	155,373
Bridgestone Corp.	2,000	84,143
Canon, Inc.	2,900	100,893
Central Japan Railway Co.	500	80,463
Chubu Electric Power Co., Inc.	10,700	140,598
Dai-ichi Life Holdings, Inc.	13,260	229,053
Daiichi Sankyo Co., Ltd.	800	17,447
Daiwa House Industry Co., Ltd.	1,000	34,881
Denso Corp.	1,300	62,433
East Japan Railway Co.	1,100	103,160
Electric Power Development Co., Ltd.	1,400	35,473
Hitachi, Ltd.	2,000	13,760
Honda Motor Co., Ltd.	3,800	106,369
Hoya Corp.	2,600	146,606
ITOCHU Corp.	7,100	111,339
Japan Airlines Co., Ltd.	5,600	180,933
Japan Retail Fund Investment Corp.	35	66,852
Japan Tobacco, Inc.	5,500	191,120
Kajima Corp.	4,000	34,879
Kansai Electric Power Co., Inc. (The)	12,900	173,210
Kao Corp.	800	48,708
KDDI Corp.	14,500	384,206
Lawson, Inc.	1,000	68,078
Marubeni Corp.	22,900	151,746
Mazda Motor Corp.	2,800	42,092
Medipal Holdings Corp.	2,100	38,429

12	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)
MEIJI Holdings Co., Ltd.	1,700	$135,479
Mitsubishi Corp.	9,400	204,095
Mitsubishi Heavy Industries, Ltd.	21,000	83,493
Mitsubishi UFJ Financial Group, Inc.	214,100	1,358,274
Mitsui & Co., Ltd.	11,600	168,673
Mizuho Financial Group, Inc.	646,400	1,149,541
MS&AD Insurance Group Holdings, Inc.	1,700	59,627
Murata Manufacturing Co., Ltd.	300	46,671
Nippon Steel & Sumitomo Metal Corp.	10,500	257,753
Nippon Telegraph & Telephone Corp.	6,300	308,311
Nomura Real Estate Master Fund, Inc.	48	68,060
NTT DoCoMo, Inc.	11,800	274,020
Ono Pharmaceutical Co., Ltd.	4,500	98,441
Oriental Land Co., Ltd.	900	65,241
ORIX Corp.	4,600	72,995
Osaka Gas Co., Ltd.	25,000	100,128
Panasonic Corp.	3,200	44,074
Resona Holdings, Inc.	101,442	522,595
Ryohin Keikaku Co., Ltd.	300	76,693
Seven & i Holdings Co., Ltd.	1,300	52,396
Shimizu Corp.	2,500	26,415
Shin-Etsu Chemical Co., Ltd.	100	9,146
Sony Corp.	6,100	250,614
Sony Financial Holdings, Inc.	3,600	62,237
Sumitomo Corp.	13,400	181,125
Sumitomo Mitsui Financial Group, Inc.	30,900	1,192,301
Sumitomo Mitsui Trust Holdings, Inc.	9,800	359,886
Sundrug Co., Ltd.	1,300	48,428
Suzuken Co., Ltd.	700	23,378
T&D Holdings, Inc.	7,100	104,737
Taisei Corp.	5,000	47,860
Takeda Pharmaceutical Co., Ltd.	2,000	105,654
Terumo Corp.	2,000	75,620
Tokio Marine Holdings, Inc.	2,000	84,106
Tokyo Gas Co., Ltd.	23,000	122,034
Toray Industries, Inc.	2,000	18,060
Toyota Motor Corp.	2,400	135,264
Tsuruha Holdings, Inc.	600	62,953
United Urban Investment Corp.	39	58,162
West Japan Railway Co.	1,100	78,957

		$11,443,098

Mexico — 0.2%
America Movil SAB de CV, Series L ADR	1,738	$30,728
Fomento Economico Mexicano SAB de CV ADR	1,671	168,570

		$199,298

Security	Shares	Value

Netherlands — 1.4%
Aegon NV	12,438	$69,720
Heineken NV	433	45,183
ING Groep NV	16,268	303,949
Mylan NV(1)	8,087	315,312
NN Group NV	1,751	70,975
Unilever NV	6,589	383,991
Wolters Kluwer NV	4,917	218,676

		$1,407,806

Norway — 0.3%
Statoil ASA	9,985	$187,659
Telenor ASA	6,147	122,716

		$310,375

Singapore — 1.1%
Ascendas Real Estate Investment Trust	31,000	$61,715
CapitaLand, Ltd.	20,000	54,407
ComfortDelGro Corp., Ltd.	45,000	76,672
DBS Group Holdings, Ltd.	10,511	167,688
Oversea-Chinese Banking Corp., Ltd.	22,000	184,258
Singapore Airlines, Ltd.	7,000	53,645
Singapore Press Holdings, Ltd.	22,000	47,233
Singapore Telecommunications, Ltd.	78,000	228,362
StarHub, Ltd.	34,953	70,399
United Overseas Bank, Ltd.	11,000	194,652

		$1,139,031

South Africa — 0.1%
Gold Fields, Ltd. ADR	28,944	$115,487

		$115,487

South Korea — 0.0%(2)
Korea Electric Power Corp. ADR	921	$18,484
Samsung Electronics Co., Ltd. GDR(3)	25	26,950

		$45,434

Spain — 1.8%
Banco Bilbao Vizcaya Argentaria SA	41,414	$374,701
Banco Santander SA	77,521	527,776
Distribuidora Internacional de Alimentacion SA	12,783	86,100
Industria de Diseno Textil SA	6,068	240,865
Mapfre SA	51,705	192,592
Telefonica SA	33,034	374,043

		$1,796,077

13	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Sweden — 0.3%
Essity Aktiebolag, Class B(1)	3,256	$94,408
Hennes & Mauritz AB, Class B	2,039	53,198
Nordea Bank AB	14,285	180,246

		$327,852

Switzerland — 3.9%
ABB, Ltd.	11,086	$259,704
Adecco Group AG	745	56,838
Nestle SA	13,177	1,112,264
Novartis AG	10,992	936,273
Roche Holding AG PC	3,261	825,585
Sonova Holding AG	584	94,720
Swatch Group AG (The)	198	78,559
Swiss Re AG	2,612	251,829
Swisscom AG	199	97,264
UBS Group AG	6,415	111,560
Zurich Insurance Group AG	593	180,734

		$4,005,330

Taiwan — 0.1%
Chunghwa Telecom Co., Ltd. ADR	3,413	$115,428

		$115,428

United Kingdom — 5.6%
AstraZeneca PLC	5,044	$300,638
Barclays PLC	61,631	165,248
BHP Billiton PLC	16,212	295,610
British American Tobacco PLC	4,749	295,415
Centamin PLC	47,741	104,714
Compass Group PLC	8,766	187,041
Diageo PLC	5,386	173,951
GlaxoSmithKline PLC	15,715	312,838
Glencore PLC	95,229	420,093
HSBC Holdings PLC	57,069	571,541
Imperial Brands PLC	4,396	181,042
Randgold Resources, Ltd.	6,354	591,456
Reckitt Benckiser Group PLC	1,001	97,324
Rio Tinto PLC	19,162	898,066
Royal Dutch Shell PLC, Class B	8,457	240,921
Shire PLC	4,330	242,057
Smith & Nephew PLC	3,643	63,388
Standard Chartered PLC(1)	9,966	111,403
Vodafone Group PLC	154,515	452,938

		$5,705,684

Security	Shares	Value

United States — 45.5%
Abbott Laboratories	8,134	$400,030
Allstate Corp. (The)	1,720	156,520
Ameren Corp.	2,120	118,932
American Electric Power Co., Inc.	919	64,826
American Express Co.	8,632	735,705
AmerisourceBergen Corp.	3,370	316,173
Apple, Inc.	18,403	2,737,078
Archer-Daniels-Midland Co.	7,501	316,392
AT&T, Inc.	46,846	1,826,994
BB&T Corp.	2,389	113,047
Bristol-Myers Squibb Co.	12,973	738,164
CalAtlantic Group, Inc.	31,668	1,111,547
Capital One Financial Corp.	3,521	303,440
Cardinal Health, Inc.	6,913	534,098
CenturyLink, Inc.	11,988	278,961
Cisco Systems, Inc.	35,336	1,111,317
Citigroup, Inc.	8,657	592,572
Comcast Corp., Class A	5,958	241,001
Consolidated Edison, Inc.	3,411	282,635
Costco Wholesale Corp.	3,203	507,708
CVS Health Corp.	8,565	684,600
D.R. Horton, Inc.	15,148	540,632
Devon Energy Corp.	4,646	154,758
Dollar General Corp.	13,916	1,045,927
Dollar Tree, Inc.(1)	14,563	1,049,701
DTE Energy Co.	815	87,254
Duke Energy Corp.	4,523	384,998
Edison International	7,034	553,435
Eli Lilly & Co.	10,553	872,311
Endo International PLC(1)	7,666	84,479
Entergy Corp.	1,420	108,942
Envision Healthcare Corp.(1)	4,674	263,754
Exelon Corp.	4,872	186,792
Express Scripts Holding Co.(1)	3,114	195,061
Federal Realty Investment Trust	1,594	211,412
FirstEnergy Corp.	5,335	170,240
Ford Motor Co.	18,623	208,950
Freeport-McMoRan, Inc.(1)	13,591	198,700
General Electric Co.	8,250	211,283
General Motors Co.	7,123	256,286
GGP, Inc.	10,428	235,777
Gilead Sciences, Inc.	3,092	235,270
HCP, Inc.	13,155	416,356
Hecla Mining Co.	18,269	98,835
Hess Corp.	2,228	99,235
Hormel Foods Corp.	7,191	245,716
International Business Machines Corp.	2,060	298,020

14	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

United States (continued)
Johnson & Johnson	17,484	$2,320,476
JPMorgan Chase & Co.	5,194	476,809
Kroger Co. (The)	11,243	275,678
Lennar Corp., Class A	14,995	786,338
Lincoln National Corp.	1,392	101,700
Marathon Oil Corp.	8,277	101,228
Mastercard, Inc., Class A	1,922	245,632
McKesson Corp.	3,119	504,873
MDC Holdings, Inc.	7,683	263,450
Medtronic PLC	3,033	254,681
Merck & Co., Inc.	11,510	735,259
Meritage Homes Corp.(1)	4,891	199,308
Microsoft Corp.	13,044	948,299
NextEra Energy, Inc.	2,936	428,920
Nucor Corp.	7,583	437,312
Oracle Corp.	14,472	722,587
PepsiCo, Inc.	2,356	274,733
Pfizer, Inc.	57,943	1,921,390
PG&E Corp.	10,137	686,174
Pinnacle West Capital Corp.	936	81,179
PPL Corp.	4,712	180,611
Procter & Gamble Co. (The)	5,458	495,696
Prudential Financial, Inc.	1,504	170,298
Public Service Enterprise Group, Inc.	3,683	165,625
PulteGroup, Inc.	24,731	603,931
QUALCOMM, Inc.	10,127	538,655
Realty Income Corp.	12,044	687,231
Southern Co. (The)	12,952	620,789
Sysco Corp.	10,523	553,720
Target Corp.	8,685	492,179
Taylor Morrison Home Corp., Class A(1)	10,734	242,803
TJX Cos., Inc. (The)	4,676	328,770
Travelers Cos., Inc. (The)	5,467	700,268
Twitter, Inc.(1)	12,281	197,601
Tyson Foods, Inc., Class A	7,294	462,148
Ventas, Inc.	8,494	572,071
Verizon Communications, Inc.	37,651	1,822,308
Visa, Inc., Class A	2,369	235,858
Wal-Mart Stores, Inc.	21,626	1,729,864
Walgreens Boots Alliance, Inc.	9,501	766,446
Wells Fargo & Co.	7,123	384,215
Welltower, Inc.	7,198	528,261
Weyerhaeuser Co.	9,649	318,610

Security	Shares	Value

United States (continued)
Xcel Energy, Inc.	978	$46,269
Zimmer Biomet Holdings, Inc.	1,933	234,512

		$46,430,629

Total Common Stocks (identified cost $78,787,230)		$88,296,804

Exchange-Traded Funds — 1.0%

Security	Shares	Value

Equity Funds — 1.0%
iShares MSCI India ETF	7,572	$260,174
iShares MSCI Malaysia ETF	3,664	116,112
iShares MSCI Mexico Capped ETF	1,949	109,729
iShares MSCI South Africa ETF	3,389	203,848
iShares MSCI South Korea Capped ETF	4,550	317,135

Total Exchange-Traded Funds (identified cost $1,006,542)		$1,006,998

Short-Term Investments — 8.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(4)	8,368,776	$8,370,450

Total Short-Term Investments (identified cost $8,370,450)		$8,370,450

Total Investments — 95.7% (identified cost $88,164,222)		$97,674,252

Other Assets, Less Liabilities — 4.3%		$4,360,391

Net Assets — 100.0%		$102,034,643

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $26,950 or less than 0.05% of the Fund’s net assets.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017.

15	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2017

Portfolio of Investments — continued

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	17.2%	$17,549,383
Health Care	14.2	14,473,131
Consumer Discretionary	10.8	11,040,212
Consumer Staples	10.3	10,461,795
Information Technology	7.5	7,689,318
Telecommunication Services	7.2	7,393,207
Materials	6.2	6,363,798
Utilities	4.8	4,928,545
Real Estate	3.5	3,524,209
Industrials	3.0	3,029,055
Energy	1.8	1,844,151

Common Stocks	86.5%	$88,296,804
Exchange-Traded Funds	1.0	1,006,998
Short-Term Investments	8.2	8,370,450

Total Investments	95.7%	$97,674,252

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

AUD	492,295	USD	375,010	State Street Bank and Trust Company	9/20/17	$18,590	$—
CAD	2,381,032	USD	1,813,042	State Street Bank and Trust Company	9/20/17	98,085	—
CAD	693,090	USD	534,082	State Street Bank and Trust Company	9/20/17	22,224	—
CAD	659,483	USD	507,461	State Street Bank and Trust Company	9/20/17	21,871	—
CHF	464,229	USD	481,818	State Street Bank and Trust Company	9/20/17	—	(250)
EUR	3,400,461	USD	3,854,487	State Street Bank and Trust Company	9/20/17	181,489	—
EUR	2,302,181	USD	2,576,714	State Street Bank and Trust Company	9/20/17	155,724	—
EUR	707,939	USD	809,535	State Street Bank and Trust Company	9/20/17	30,711	—
EUR	1,030,679	USD	1,202,699	State Street Bank and Trust Company	9/20/17	20,604	—
GBP	4,222,983	USD	5,362,365	State Street Bank and Trust Company	9/20/17	218,603	—
GBP	959,001	USD	1,249,293	State Street Bank and Trust Company	9/20/17	18,095	—
GBP	511,508	USD	660,341	State Street Bank and Trust Company	9/20/17	15,652	—
GBP	158,137	USD	202,284	State Street Bank and Trust Company	9/20/17	6,706	—
HKD	5,720,428	USD	735,047	State Street Bank and Trust Company	9/20/17	—	(1,698)
ILS	827,093	USD	235,547	State Street Bank and Trust Company	9/20/17	—	(2,844)
JPY	53,563,132	USD	471,435	State Street Bank and Trust Company	9/20/17	15,487	—
JPY	118,848,480	USD	1,073,575	State Street Bank and Trust Company	9/20/17	6,832	—
JPY	46,383,590	USD	419,273	State Street Bank and Trust Company	9/20/17	2,382	—
JPY	613,295,000	USD	5,604,937	State Street Bank and Trust Company	9/20/17	—	(29,702)
SEK	5,038,975	USD	579,386	State Street Bank and Trust Company	9/20/17	46,442	—
USD	237,712	AUD	313,645	State Street Bank and Trust Company	9/20/17	—	(13,053)
USD	2,590,870	AUD	3,440,958	State Street Bank and Trust Company	9/20/17	—	(160,245)
USD	272,848	CAD	341,294	State Street Bank and Trust Company	9/20/17	—	(1,091)
USD	450,097	CAD	562,357	State Street Bank and Trust Company	9/20/17	—	(1,277)
USD	329,090	CAD	412,161	State Street Bank and Trust Company	9/20/17	—	(1,730)
USD	2,929,684	CAD	3,933,247	State Street Bank and Trust Company	9/20/17	—	(227,324)

16	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2017

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,347,070	CHF	1,296,770	State Street Bank and Trust Company	9/20/17	$1,867	$—
USD	502,827	CHF	488,024	State Street Bank and Trust Company	9/20/17	—	(3,424)
USD	589,990	EUR	513,821	State Street Bank and Trust Company	9/20/17	—	(19,860)
USD	875,123	EUR	782,832	State Street Bank and Trust Company	9/20/17	—	(54,013)
USD	1,172,641	EUR	1,041,575	State Street Bank and Trust Company	9/20/17	—	(63,594)
USD	1,662,281	EUR	1,454,263	State Street Bank and Trust Company	9/20/17	—	(63,771)
USD	245,704	GBP	185,924	State Street Bank and Trust Company	9/20/17	—	(8)
USD	111,465	GBP	84,736	State Street Bank and Trust Company	9/20/17	—	(519)
USD	196,924	GBP	150,778	State Street Bank and Trust Company	9/20/17	—	(2,340)
USD	300,773	GBP	232,378	State Street Bank and Trust Company	9/20/17	—	(6,330)
USD	461,432	GBP	356,095	State Street Bank and Trust Company	9/20/17	—	(9,172)
USD	177,987	ILS	626,961	State Street Bank and Trust Company	9/20/17	1,592	—
USD	402,486	JPY	43,711,674	State Street Bank and Trust Company	9/20/17	5,120	—
USD	660,398	JPY	73,957,802	State Street Bank and Trust Company	9/20/17	—	(11,925)
USD	1,337,205	JPY	149,752,240	State Street Bank and Trust Company	9/20/17	—	(24,137)
USD	1,858,152	JPY	207,631,579	State Street Bank and Trust Company	9/20/17	—	(29,349)
USD	2,855,006	JPY	317,357,601	State Street Bank and Trust Company	9/20/17	—	(29,973)
USD	1,740,819	JPY	194,925,125	State Street Bank and Trust Company	9/20/17	—	(31,172)
USD	1,287,846	JPY	145,656,770	State Street Bank and Trust Company	9/20/17	—	(36,265)
USD	656,459	SGD	907,850	State Street Bank and Trust Company	9/20/17	—	(13,922)
USD	234,792	ZAR	3,057,110	State Street Bank and Trust Company	9/20/17	4,664	—
USD	164,593	BRL	554,710	State Street Bank and Trust Company	9/27/17	—	(11,545)
USD	1,142,105	CNY	7,843,404	State Street Bank and Trust Company	9/27/17	—	(20,998)
USD	242,673	INR	15,849,448	State Street Bank and Trust Company	9/27/17	—	(3,077)
USD	599,420	KRW	677,285,197	State Street Bank and Trust Company	9/27/17	—	(5,534)
USD	233,582	TWD	7,089,225	State Street Bank and Trust Company	9/27/17	—	(1,645)

						$892,740	$(881,787)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Equity Futures
E-mini MSCI Emerging Markets Index	52	Long	Sep-17	$2,607,680	$2,767,700	$160,020
E-mini S&P 500 Index	12	Long	Sep-17	1,453,150	1,480,800	27,650
Euro Stoxx 50 Index	38	Long	Sep-17	1,572,679	1,549,249	(23,430)
Nikkei 225 Index	29	Long	Sep-17	2,644,420	2,620,640	(23,780)

						$140,460

Euro Stoxx 50 Index:  Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within the Eurozone nations.

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

17	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2017

Portfolio of Investments — continued

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PC	–	Participation Certificate
PFC Shares	–	Preference Shares

Currency Abbreviations:

AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
CNY	–	Yuan Renminbi
EUR	–	Euro
GBP	–	British Pound Sterling
HKD	–	Hong Kong Dollar
ILS	–	Israeli Shekel

INR	–	Indian Rupee
JPY	–	Japanese Yen
KRW	–	South Korean Won
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
TWD	–	New Taiwan Dollar
USD	–	United States Dollar
ZAR	–	South African Rand

18	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2017

Portfolio of Investments

Common Stocks — 90.0%

Security	Shares	Value

Australia — 6.6%
Australia and New Zealand Banking Group, Ltd.	221	$5,240
BHP Billiton, Ltd.	3,967	82,618
Brambles, Ltd.	2,015	14,898
Caltex Australia, Ltd.	1,062	26,466
Coca-Cola Amatil, Ltd.	1,878	12,367
Commonwealth Bank of Australia	509	34,100
CSL, Ltd.	97	9,773
Dexus	618	4,641
Flight Centre Travel Group, Ltd.	179	6,226
Fortescue Metals Group, Ltd.	2,333	10,723
Goodman Group	689	4,391
GPT Group (The)	1,998	7,660
Harvey Norman Holdings, Ltd.	4,263	14,906
LendLease Group	638	8,605
Mirvac Group	6,772	11,763
National Australia Bank, Ltd.	940	22,534
Newcrest Mining, Ltd.	4,003	65,043
QBE Insurance Group, Ltd.	1,705	16,152
Rio Tinto, Ltd.	546	28,783
Scentre Group	3,299	10,909
South32, Ltd.	5,727	13,357
Stockland	1,549	5,208
Telstra Corp., Ltd.	12,984	42,595
TPG Telecom, Ltd.	3,779	16,958
Vicinity Centres	2,562	5,639
Wesfarmers, Ltd.	1,037	33,791
Westfield Corp.	492	3,025
Westpac Banking Corp.	873	22,253

		$540,624

Belgium — 2.2%
Anheuser-Busch InBev SA/NV	708	$85,408
Colruyt SA	173	9,695
KBC Group NV	134	11,078
Proximus SA	1,259	44,272
UCB SA	417	30,367

		$180,820

Brazil — 0.1%
AMBEV SA ADR	926	$5,630
Cia Brasileira de Distribuicao ADR, PFC Shares(1)	124	2,880
Cia Energetica de Minas Gerais ADR	383	1,030

		$9,540

Security	Shares	Value

Canada — 0.9%
Alamos Gold, Inc. Class A	1,082	$7,671
B2Gold Corp.(1)	2,904	7,318
New Gold, Inc.(1)	7,061	23,654
Osisko Gold Royalties, Ltd.	614	6,028
Pan American Silver Corp.	801	13,497
Silver Standard Resources(1)	881	8,572
Yamana Gold, Inc.	3,743	9,732

		$76,472

Chile — 0.1%
Enel Americas SA ADR	336	$3,360
Enel Chile SA ADR	336	1,838

		$5,198

China — 1.1%
Alibaba Group Holding, Ltd. ADR(1)	90	$13,945
China Construction Bank Corp., Class H	5,000	4,152
China Mengniu Dairy Co., Ltd.	2,000	3,892
China Mobile, Ltd.	1,000	10,689
China Shenhua Energy Co., Ltd., Class H	1,000	2,487
China Telecom Corp., Ltd., Class H	4,000	1,901
China Unicom (Hong Kong), Ltd.(1)	4,000	5,797
Dongfeng Motor Group Co., Ltd., Class H	2,000	2,448
Guangdong Investment, Ltd.	4,000	5,629
Hengan International Group Co., Ltd.	500	3,813
Industrial & Commercial Bank of China, Ltd., Class H	6,000	4,193
Tencent Holdings, Ltd.	700	27,940
Tingyi (Cayman Islands) Holding Corp.	2,000	2,547
Want Want China Holdings, Ltd.	4,000	2,701

		$92,134

Denmark — 1.7%
Coloplast A/S, Class B	350	$30,068
Novo Nordisk A/S, Class B	1,604	68,217
TDC A/S	7,085	43,719

		$142,004

France — 7.8%
AXA SA	2,195	$64,826
BNP Paribas SA	1,426	110,509
CNP Assurances	410	9,898
Compagnie Generale des Etablissements Michelin, Class B	147	19,909
Credit Agricole SA	651	11,426
JCDecaux SA	360	12,820
Natixis SA	5,701	41,426

19	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

France (continued)
Sanofi	1,107	$105,485
Societe Generale SA	1,545	90,591
Sodexo SA	324	38,274
Total SA	1,164	59,194
Veolia Environnement SA	929	20,937
Vivendi SA	2,396	55,381

		$640,676

Germany — 7.0%
adidas AG	271	$61,895
Allianz SE	389	82,918
Bayerische Motoren Werke AG	679	62,386
Continental AG	189	42,575
Daimler AG	1,007	70,555
Deutsche Bank AG	735	13,089
Deutsche Post AG	780	30,258
Deutsche Telekom AG	4,362	79,688
Merck KGaA	471	51,684
Muenchener Rueckversicherungs-Gesellschaft AG	249	53,485
ProSiebenSat.1 Media SE	552	22,055
Siemens AG	54	7,328

		$577,916

Hong Kong — 0.8%
AIA Group, Ltd.	4,925	$38,738
CK Hutchison Holdings, Ltd.	2,000	26,318

		$65,056

India — 0.2%
HDFC Bank, Ltd. ADR	98	$9,484
Infosys, Ltd. ADR	237	3,745

		$13,229

Indonesia — 0.2%
Bank Central Asia Tbk PT ADR	378	$13,317

		$13,317

Israel — 0.2%
Teva Pharmaceutical Industries, Ltd. ADR	594	$19,109

		$19,109

Italy — 4.4%
Assicurazioni Generali SpA	4,583	$83,127
ENI SpA	1,811	28,674

Security	Shares	Value

Italy (continued)
Fiat Chrysler Automobiles NV(1)	1,281	$15,447
GEDI Gruppo Editoriale SpA(1)	62	57
Intesa Sanpaolo SpA	30,325	104,392
Luxottica Group SpA	268	15,471
Telecom Italia SpA(1)	38,080	39,177
UniCredit SpA(1)	3,861	75,884

		$362,229

Japan — 20.2%
ABC-Mart, Inc.	200	$11,404
Ajinomoto Co., Inc.	800	16,090
Alfresa Holdings Corp.	400	7,362
ANA Holdings, Inc.	6,000	20,599
Asahi Group Holdings, Ltd.	400	16,304
Astellas Pharma, Inc.	2,000	25,471
Bridgestone Corp.	500	21,036
Canon, Inc.	400	13,916
Central Japan Railway Co.	100	16,093
Chubu Electric Power Co., Inc.	1,500	19,710
Dai-ichi Life Holdings, Inc.	1,260	21,765
Daiichi Sankyo Co., Ltd.	300	6,543
Daiwa House Industry Co., Ltd.	300	10,464
Denso Corp.	300	14,408
East Japan Railway Co.	400	37,513
Electric Power Development Co., Ltd.	400	10,135
Hitachi, Ltd.	1,000	6,880
Honda Motor Co., Ltd.	1,100	30,791
Hoya Corp.	400	22,555
ITOCHU Corp.	1,200	18,818
Japan Airlines Co., Ltd.	800	25,848
Japan Retail Fund Investment Corp.	5	9,550
Japan Tobacco, Inc.	900	31,274
Kansai Electric Power Co., Inc. (The)	1,800	24,169
Kao Corp.	100	6,088
KDDI Corp.	1,700	45,045
Lawson, Inc.	200	13,616
Marubeni Corp.	3,600	23,855
Mazda Motor Corp.	700	10,523
Medipal Holdings Corp.	400	7,320
MEIJI Holdings Co., Ltd.	300	23,908
Mitsubishi Corp.	1,400	30,397
Mitsubishi Heavy Industries, Ltd.	3,000	11,928
Mitsubishi UFJ Financial Group, Inc.	21,400	135,764
Mitsui & Co., Ltd.	1,800	26,173
Mizuho Financial Group, Inc.	63,300	112,571
MS&AD Insurance Group Holdings, Inc.	300	10,522

20	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)
Murata Manufacturing Co., Ltd.	100	$15,557
Nippon Steel & Sumitomo Metal Corp.	900	22,093
Nippon Telegraph & Telephone Corp.	900	44,044
Nomura Real Estate Master Fund, Inc.	7	9,925
NTT DoCoMo, Inc.	1,800	41,800
Ono Pharmaceutical Co., Ltd.	800	17,501
Oriental Land Co., Ltd.	200	14,498
ORIX Corp.	900	14,282
Osaka Gas Co., Ltd.	1,000	4,005
Panasonic Corp.	300	4,132
Resona Holdings, Inc.	10,436	53,763
Ryohin Keikaku Co., Ltd.	200	51,129
Seven & i Holdings Co., Ltd.	400	16,122
Shimizu Corp.	300	3,170
Shin-Etsu Chemical Co., Ltd.	100	9,146
SoftBank Group Corp.	100	8,060
Sony Corp.	900	36,976
Sony Financial Holdings, Inc.	700	12,102
Sumitomo Corp.	2,400	32,440
Sumitomo Mitsui Financial Group, Inc.	3,200	123,474
Sumitomo Mitsui Trust Holdings, Inc.	1,200	44,068
Sundrug Co., Ltd.	200	7,450
Suzuken Co., Ltd.	100	3,340
T&D Holdings, Inc.	1,800	26,553
Takeda Pharmaceutical Co., Ltd.	300	15,848
Terumo Corp.	400	15,124
Tokio Marine Holdings, Inc.	400	16,821
Tokyo Gas Co., Ltd.	3,000	15,917
Toray Industries, Inc.	1,000	9,030
Toyota Motor Corp.	700	39,452
Tsuruha Holdings, Inc.	100	10,492
United Urban Investment Corp.	5	7,457
West Japan Railway Co.	200	14,356

		$1,656,535

Mexico — 0.2%
America Movil SAB de CV, Series L ADR	225	$3,978
Fomento Economico Mexicano SAB de CV ADR	136	13,720

		$17,698

Netherlands — 3.3%
Aegon NV	2,760	$15,471
Heineken NV	251	26,191
ING Groep NV	4,492	83,928
NN Group NV	388	15,727

Security	Shares	Value

Netherlands (continued)
Unilever NV	1,627	$94,818
Wolters Kluwer NV	883	39,270

		$275,405

Norway — 1.0%
Statoil ASA	2,170	$40,783
Telenor ASA	1,903	37,991

		$78,774

Singapore — 2.8%
Ascendas Real Estate Investment Trust	8,000	$15,926
CapitaLand, Ltd.	3,000	8,161
ComfortDelGro Corp., Ltd.	10,000	17,038
DBS Group Holdings, Ltd.	2,850	45,468
Oversea-Chinese Banking Corp., Ltd.	4,000	33,501
Singapore Airlines, Ltd.	1,000	7,664
Singapore Press Holdings, Ltd.	4,000	8,588
Singapore Telecommunications, Ltd.	17,000	49,771
StarHub, Ltd.	4,726	9,519
United Overseas Bank, Ltd.	2,000	35,391

		$231,027

South Africa — 0.1%
Gold Fields, Ltd. ADR	2,335	$9,317

		$9,317

South Korea — 0.2%
Korea Electric Power Corp. ADR	177	$3,552
Samsung Electronics Co., Ltd. GDR(2)	5	5,390
SK Telecom Co., Ltd. ADR	266	7,251

		$16,193

Spain — 4.0%
Banco Bilbao Vizcaya Argentaria SA	5,255	$47,546
Banco Santander SA	11,491	78,233
Distribuidora Internacional de Alimentacion SA	2,902	19,546
Iberdrola SA	534	4,209
Industria de Diseno Textil SA	1,318	52,317
Mapfre SA	13,322	49,622
Telefonica SA	6,984	79,080

		$330,553

Sweden — 1.0%
Essity Aktiebolag, Class B(1)	702	$20,355
Hennes & Mauritz AB, Class B	857	22,359

21	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Sweden (continued)
Nordea Bank AB	3,185	$40,188

		$82,902

Switzerland — 10.1%
ABB, Ltd.	1,729	$40,504
Adecco Group AG	251	19,150
Nestle SA	2,554	215,582
Novartis AG	1,767	150,509
Roche Holding AG PC	654	165,573
Sonova Holding AG	198	32,114
Swatch Group AG (The)	56	22,219
Swiss Re AG	382	36,829
Swisscom AG	86	42,033
UBS Group AG	1,423	24,747
Zurich Insurance Group AG	252	76,804

		$826,064

Taiwan — 0.1%
Chunghwa Telecom Co., Ltd. ADR	278	$9,402

		$9,402

United Kingdom — 13.3%
AstraZeneca PLC	1,328	$79,153
Barclays PLC	13,640	36,572
BHP Billiton PLC	1,832	33,405
British American Tobacco PLC	1,397	86,901
Centamin PLC	3,851	8,447
Compass Group PLC	3,202	68,322
Diageo PLC	1,514	48,898
GlaxoSmithKline PLC	4,100	81,618
Glencore PLC	8,223	36,275
HSBC Holdings PLC	9,551	95,652
Imperial Brands PLC	1,019	41,966
Randgold Resources, Ltd.	526	48,962
Reckitt Benckiser Group PLC	698	67,865
Rio Tinto PLC	2,093	98,093
Royal Dutch Shell PLC, Class B	1,732	49,341
Shire PLC	1,349	75,412
Smith & Nephew PLC	1,524	26,517
Standard Chartered PLC(1)	2,211	24,715
Vodafone Group PLC	28,779	84,361

		$1,092,475

Security	Shares	Value

United States — 0.4%
Hecla Mining Co.	1,473	$7,969
Nucor Corp.	385	22,203

		$30,172

Total Common Stocks (identified cost $6,611,550)		$7,394,841

Exchange-Traded Funds — 1.8%

Security	Shares	Value

Equity Funds — 1.8%
iShares MSCI Chile Capped ETF	131	$5,955
iShares MSCI India ETF	744	25,564
iShares MSCI Malaysia ETF	554	17,556
iShares MSCI Mexico Capped ETF	223	12,555
iShares MSCI South Africa ETF	325	19,549
iShares MSCI South Korea Capped ETF	863	60,151
iShares MSCI Taiwan Capped ETF	86	3,148

Total Exchange-Traded Funds (identified cost $140,472)		$144,478

Short-Term Investments — 5.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(3)	431,533	$431,619

Total Short-Term Investments (identified cost $431,624)		$431,619

Total Investments — 97.1% (identified cost $7,183,646)		$7,970,938

Other Assets, Less Liabilities — 2.9%		$241,035

Net Assets — 100.0%		$8,211,973

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $5,390 or 0.1% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017.

22	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2017

Portfolio of Investments — continued

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	27.2%	$2,234,891
Health Care	12.8	1,046,663
Consumer Staples	11.4	939,910
Consumer Discretionary	10.3	848,559
Telecommunication Services	9.1	747,131
Materials	7.1	581,936
Industrials	5.6	463,618
Energy	2.5	206,945
Real Estate	1.5	123,324
Utilities	1.4	114,491
Information Technology	1.1	87,373

Common Stocks	90.0%	$7,394,841
Exchange-Traded Funds	1.8	144,478
Short-Term Investments	5.3	431,619

Total Investments	97.1%	$7,970,938

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

AUD	73,070	USD	55,662	State Street Bank and Trust Company	9/20/17	$2,759	$—
AUD	53,629	USD	40,648	State Street Bank and Trust Company	9/20/17	2,229	—
CAD	66,306	USD	50,489	State Street Bank and Trust Company	9/20/17	2,731	—
CAD	25,984	USD	19,994	State Street Bank and Trust Company	9/20/17	862	—
CAD	15,591	USD	12,109	State Street Bank and Trust Company	9/20/17	405	—
EUR	333,328	USD	375,273	State Street Bank and Trust Company	9/20/17	20,352	—
EUR	216,004	USD	241,762	State Street Bank and Trust Company	9/20/17	14,611	—
EUR	210,309	USD	238,389	State Street Bank and Trust Company	9/20/17	11,225	—
EUR	70,347	USD	82,088	State Street Bank and Trust Company	9/20/17	1,406	—
GBP	429,594	USD	545,501	State Street Bank and Trust Company	9/20/17	22,238	—
GBP	193,606	USD	252,211	State Street Bank and Trust Company	9/20/17	3,653	—
GBP	54,438	USD	69,635	State Street Bank and Trust Company	9/20/17	2,308	—
HKD	149,190	USD	19,170	State Street Bank and Trust Company	9/20/17	—	(44)
ILS	107,563	USD	30,434	State Street Bank and Trust Company	9/20/17	—	(171)
ILS	179,562	USD	51,137	State Street Bank and Trust Company	9/20/17	—	(617)
JPY	2,883,654	USD	25,498	State Street Bank and Trust Company	9/20/17	716	—
JPY	10,411,266	USD	94,046	State Street Bank and Trust Company	9/20/17	599	—
JPY	2,745,371	USD	24,816	State Street Bank and Trust Company	9/20/17	141	—
JPY	103,579,228	USD	946,616	State Street Bank and Trust Company	9/20/17	—	(5,016)
NZD	17,978	USD	12,911	State Street Bank and Trust Company	9/20/17	578	—
SEK	1,282,600	USD	147,474	State Street Bank and Trust Company	9/20/17	11,821	—
USD	21,306	AUD	28,299	State Street Bank and Trust Company	9/20/17	—	(1,320)
USD	28,133	AUD	37,119	State Street Bank and Trust Company	9/20/17	—	(1,545)
USD	510,667	AUD	678,221	State Street Bank and Trust Company	9/20/17	—	(31,585)
USD	24,932	CAD	30,982	State Street Bank and Trust Company	9/20/17	65	—
USD	91,025	CAD	122,206	State Street Bank and Trust Company	9/20/17	—	(7,063)

23	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2017

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	178,439	CHF	171,777	State Street Bank and Trust Company	9/20/17	$247	$—
USD	16,336	CHF	15,838	State Street Bank and Trust Company	9/20/17	—	(94)
USD	53,856	CHF	52,271	State Street Bank and Trust Company	9/20/17	—	(367)
USD	17,353	DKK	114,583	State Street Bank and Trust Company	9/20/17	—	(936)
USD	27,707	EUR	23,512	State Street Bank and Trust Company	9/20/17	—	(200)
USD	52,526	EUR	45,745	State Street Bank and Trust Company	9/20/17	—	(1,768)
USD	42,170	EUR	37,642	State Street Bank and Trust Company	9/20/17	—	(2,507)
USD	200,978	EUR	175,828	State Street Bank and Trust Company	9/20/17	—	(7,710)
USD	194,568	EUR	174,049	State Street Bank and Trust Company	9/20/17	—	(12,009)
USD	7,918	GBP	6,063	State Street Bank and Trust Company	9/20/17	—	(94)
USD	22,135	GBP	16,827	State Street Bank and Trust Company	9/20/17	—	(103)
USD	40,155	GBP	30,661	State Street Bank and Trust Company	9/20/17	—	(366)
USD	38,872	GBP	29,998	State Street Bank and Trust Company	9/20/17	—	(773)
USD	41,046	HKD	319,521	State Street Bank and Trust Company	9/20/17	84	—
USD	46,619	ILS	164,217	State Street Bank and Trust Company	9/20/17	417	—
USD	52,783	JPY	5,732,404	State Street Bank and Trust Company	9/20/17	671	—
USD	28,488	JPY	3,190,351	State Street Bank and Trust Company	9/20/17	—	(514)
USD	113,035	JPY	12,658,622	State Street Bank and Trust Company	9/20/17	—	(2,040)
USD	158,817	JPY	17,746,319	State Street Bank and Trust Company	9/20/17	—	(2,508)
USD	244,180	JPY	27,142,596	State Street Bank and Trust Company	9/20/17	—	(2,564)
USD	227,974	JPY	25,526,982	State Street Bank and Trust Company	9/20/17	—	(4,082)
USD	195,105	JPY	22,066,567	State Street Bank and Trust Company	9/20/17	—	(5,494)
USD	15,854	NOK	134,236	State Street Bank and Trust Company	9/20/17	—	(1,236)
USD	128,773	SGD	178,086	State Street Bank and Trust Company	9/20/17	—	(2,731)
USD	84,929	CNY	583,253	State Street Bank and Trust Company	9/27/17	—	(1,561)
USD	19,736	INR	1,289,021	State Street Bank and Trust Company	9/27/17	—	(250)
USD	66,913	KRW	75,604,612	State Street Bank and Trust Company	9/27/17	—	(618)
USD	7,733	MYR	33,235	State Street Bank and Trust Company	9/27/17	—	(19)
USD	12,118	TWD	367,783	State Street Bank and Trust Company	9/27/17	—	(85)

						$100,118	$(97,990)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Equity Futures
E-mini MSCI Emerging Markets Index	2	Long	Sep-17	$100,296	$106,450	$6,154
Euro Stoxx 50 Index	4	Long	Sep-17	168,299	163,079	(5,220)
Nikkei 225 Index	1	Long	Sep-17	91,652	90,367	(1,285)

						$(351)

Euro Stoxx 50 Index:  Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within the Eurozone nations.

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

24	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2017

Portfolio of Investments — continued

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PC	–	Participation Certificate
PFC Shares	–	Preference Shares

Currency Abbreviations:

AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
CNY	–	Yuan Renminbi
DKK	–	Danish Krone
EUR	–	Euro
GBP	–	British Pound Sterling
HKD	–	Hong Kong Dollar
ILS	–	Israeli Shekel
INR	–	Indian Rupee

JPY	–	Japanese Yen
KRW	–	South Korean Won
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
TWD	–	New Taiwan Dollar
USD	–	United States Dollar

25	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2017

Statements of Assets and Liabilities

	July 31, 2017
Assets	Global Equity Fund	International Equity Fund
Unaffiliated investments, at value (identified cost, $79,793,772 and $6,752,022, respectively)	$89,303,802	$7,539,319
Affiliated investment, at value (identified cost, $8,370,450 and $431,624, respectively)	8,370,450	431,619
Cash	3,110,344	178,923
Restricted cash*	396,267	20,219
Foreign currency, at value (identified cost, $693,475 and $83,818, respectively)	712,093	86,309
Dividends receivable	121,707	9,585
Dividends receivable from affiliated investment	8,040	371
Receivable for investments sold	1,343,642	101,041
Receivable for Fund shares sold	169,208	—
Receivable for open forward foreign currency exchange contracts	892,740	100,118
Tax reclaims receivable	102,388	25,248
Receivable from affiliates	20,766	11,541
Total assets	$104,551,447	$8,504,293

Liabilities
Payable for investments purchased	$1,400,438	$129,973
Payable for Fund shares redeemed	70,320	—
Payable for variation margin on open financial futures contracts	5,196	150
Payable for open forward foreign currency exchange contracts	881,787	97,990
Payable to affiliates:
Investment adviser and administration fee	67,403	5,487
Distribution and service fees	4,955	219
Accrued expenses	86,705	58,501
Total liabilities	$2,516,804	$292,320
Net Assets	$102,034,643	$8,211,973

Sources of Net Assets
Paid-in capital	$89,395,011	$7,608,061
Accumulated net realized gain (loss)	1,852,181	(307,939)
Accumulated undistributed net investment income	1,090,844	118,391
Net unrealized appreciation	9,696,607	793,460
Total	$102,034,643	$8,211,973

Class A Shares
Net Assets	$12,841,160	$1,057,188
Shares Outstanding	995,965	89,737
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.89	$11.78
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$13.68	$12.50

Class C Shares
Net Assets	$2,712,521	$—
Shares Outstanding	211,811	—
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$12.81	$—

Class I Shares
Net Assets	$86,480,962	$7,154,785
Shares Outstanding	6,692,567	604,676
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.92	$11.83

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

26	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2017

Statements of Operations

	Year Ended July 31, 2017
Investment Income	Global Equity Fund	International Equity Fund
Dividends (net of foreign taxes, $76,595 and $16,866, respectively)	$1,933,035	$184,198
Interest	3,741	—
Interest allocated from/dividends from affiliated investment	58,928	3,809
Expenses allocated from affiliated investment	(93)	(8)
Total investment income	$1,995,611	$187,999

Expenses
Investment adviser and administration fee	$667,274	$56,164
Distribution and service fees
Class A	27,441	2,325
Class C	15,293	—
Trustees’ fees and expenses	5,455	910
Custodian fee	94,809	64,364
Transfer and dividend disbursing agent fees	19,265	2,577
Legal and accounting services	48,715	38,413
Printing and postage	14,905	7,258
Registration fees	59,228	32,065
Miscellaneous	30,402	9,329
Total expenses	$982,787	$213,405
Deduct —
Allocation of expenses to affiliates	$170,060	$145,731
Total expense reductions	$170,060	$145,731

Net expenses	$812,727	$67,674

Net investment income	$1,182,884	$120,325

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$3,067,858	$200,399
Investment transactions in/allocated from affiliated investment	1,331	72
Financial futures contracts	1,252,413	49,774
Foreign currency transactions	51,888	(3,646)
Forward foreign currency exchange contract transactions	49,962	(11,460)
Net realized gain	$4,423,452	$235,139
Change in unrealized appreciation (depreciation) —
Investments	$2,144,089	$524,460
Investments — affiliated investment	—	(5)
Financial futures contracts	(24,622)	(17,424)
Foreign currency	40,683	1,195
Forward foreign currency exchange contracts	247,231	33,927
Net change in unrealized appreciation (depreciation)	$2,407,381	$542,153

Net realized and unrealized gain	$6,830,833	$777,292

Net increase in net assets from operations	$8,013,717	$897,617

27	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2017

Statements of Changes in Net Assets

	Year Ended July 31, 2017
Increase (Decrease) in Net Assets	Global Equity Fund	International Equity Fund
From operations —
Net investment income	$1,182,884	$120,325
Net realized gain from investment transactions, financial futures contracts and foreign currency and forward foreign currency exchange contract transactions	4,423,452	235,139
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	2,407,381	542,153
Net increase in net assets from operations	$8,013,717	$897,617
Distributions to shareholders —
From net investment income
Class A	$(48,263)	$(15,359)
Class C	(14,706)	—
Class I	(443,903)	(111,561)
From net realized gain
Class A	(314,703)	—
Class C	(68,565)	—
Class I	(2,049,405)	—
Total distributions to shareholders	$(2,939,545)	$(126,920)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,513,515	$727,426
Class C	2,554,315	—
Class I	48,246,987	853,204
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	362,966	15,353
Class C	83,271	—
Class I	834,539	7,520
Cost of shares redeemed
Class A	(4,727,439)	(598,717)
Class C	(16,103)	—
Class I	(24,079,613)	(81,998)
Net increase in net assets from Fund share transactions	$32,772,438	$922,788

Net increase in net assets	$37,846,610	$1,693,485

Net Assets
At beginning of year	$64,188,033	$6,518,488
At end of year	$102,034,643	$8,211,973

Accumulated undistributed net investment income included in net assets
At end of year	$1,090,844	$118,391

28	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2017

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2016
Increase (Decrease) in Net Assets	Global Equity Fund	International Equity Fund
From operations —
Net investment income	$1,034,668	$134,703
Net realized gain (loss) from investment transactions, financial futures contracts, foreign currency and forward foreign currency exchange contract transactions and capital gain distributions received	1,246,013	(435,826)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	2,806,789	(185,865)
Net increase (decrease) in net assets from operations	$5,087,470	$(486,988)
Distributions to shareholders —
From net investment income
Class A	$(141,512)	$(3,728)
Class I	(1,327,793)	(57,139)
From net realized gain
Class A	(282,426)	(7,532)
Class I	(2,283,959)	(76,634)
Total distributions to shareholders	$(4,035,690)	$(145,033)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,407,908	$183,381
Class I	10,193,573	1,375,836
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	423,938	11,184
Class I	850,285	39,612
Cost of shares redeemed
Class A	(5,810,211)	(218,864)
Class I	(12,950,970)	(3,955,914)
Net decrease in net assets from Fund share transactions	$(3,885,477)	$(2,564,765)

Net decrease in net assets	$(2,833,697)	$(3,196,786)

Net Assets
At beginning of year	$67,021,730	$9,715,274
At end of year	$64,188,033	$6,518,488

Accumulated undistributed net investment income included in net assets
At end of year	$529,087	$127,207

29	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2017

Financial Highlights

	Global Equity Fund — Class A
	Year Ended July 31,							Period Ended July 31, 2013(1)
	2017		2016		2015		2014
Net asset value — Beginning of period	$12.290		$12.120		$12.160		$11.400	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.148		$0.163		$0.153		$0.199	$0.129
Net realized and unrealized gain	0.890		0.716		0.361		1.050	1.396	(3)

Total income from operations	$1.038		$0.879		$0.514		$1.249	$1.525

Less Distributions
From net investment income	$(0.058)		$(0.237)		$(0.174)		$(0.144)	$(0.075)
From net realized gain	(0.380)		(0.472)		(0.380)		(0.345)	(0.050)

Total distributions	$(0.438)		$(0.709)		$(0.554)		$(0.489)	$(0.125)

Net asset value — End of period	$12.890		$12.290		$12.120		$12.160	$11.400

Total Return(4)	8.80	%(5)	7.95	%(5)	4.30	%(5)	11.12%	15.41	%(3)(5)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,841		$7,041		$8,861		$12,425	$15,456
Ratios (as a percentage of average daily net assets):
Expenses	1.17	%(5)(7)	1.20	%(5)	1.30	%(5)	1.40%	1.40	%(5)(8)
Net investment income	1.20%		1.42%		1.26%		1.68%	1.26	%(8)
Portfolio Turnover	109%		83%		87%		84%	105	%(6)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

During the period ended July 31, 2013, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.20%, 0.19%, 0.13% and 0.21% of average daily net assets for the years ended July 31, 2017, 2016 and 2015 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)	Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to less than 0.01% of average daily net assets for the year ended July 31, 2017).

(8)	Annualized.

30	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2017

Financial Highlights — continued

	Global Equity Fund — Class C
	Period Ended July 31, 2017(1)
Net asset value — Beginning of period	$11.920

Income (Loss) From Operations
Net investment income(2)	$0.045
Net realized and unrealized gain	1.306

Total income from operations	$1.351

Less Distributions
From net investment income	$(0.081)
From net realized gain	(0.380)

Total distributions	$(0.461)

Net asset value — End of period	$12.810

Total Return(3)(4)	11.61	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,713
Ratios (as a percentage of average daily net assets):
Expenses	1.91	%(4)(6)(7)
Net investment income	0.55	%(6)
Portfolio Turnover	109	%(5)(8)

(1)	For the period from the start of business, December 1, 2016, to July 31, 2017.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator and/or sub-adviser reimbursed certain operating expenses (equal to 0.21% of average daily net assets for the period from start of business, December 1, 2016, to July 31, 2017). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to less than 0.01% of average daily net assets for the period ended July 31, 2017).

(8)	For the year ended July 31, 2017.

31	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2017

Financial Highlights — continued

	Global Equity Fund — Class I
	Year Ended July 31,							Period Ended July 31, 2013(1)
	2017		2016		2015		2014
Net asset value — Beginning of period	$12.310		$12.150		$12.200		$11.430	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.181		$0.191		$0.188		$0.227	$0.172
Net realized and unrealized gain	0.891		0.715		0.353		1.055	1.383	(3)

Total income from operations	$1.072		$0.906		$0.541		$1.282	$1.555

Less Distributions
From net investment income	$(0.082)		$(0.274)		$(0.211)		$(0.167)	$(0.075)
From net realized gain	(0.380)		(0.472)		(0.380)		(0.345)	(0.050)

Total distributions	$(0.462)		$(0.746)		$(0.591)		$(0.512)	$(0.125)

Net asset value — End of period	$12.920		$12.310		$12.150		$12.200	$11.430

Total Return(4)	9.08	%(5)	8.21	%(5)	4.53	%(5)	11.40%	15.71	%(3)(5)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$86,481		$57,147		$58,161		$42,075	$51,144
Ratios (as a percentage of average daily net assets):
Expenses	0.92	%(5)(7)	0.95	%(5)	1.02	%(5)	1.15%	1.15	%(5)(8)
Net investment income	1.47%		1.66%		1.54%		1.91%	1.72	%(8)
Portfolio Turnover	109%		83%		87%		84%	105	%(6)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

During the period ended July 31, 2013, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.20%, 0.19%, 0.14% and 0.21% of average daily net assets for the years ended July 31, 2017, 2016 and 2015 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)	Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to less than 0.01% of average daily net assets for the year ended July 31, 2017).

(8)	Annualized.

32	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2017

Financial Highlights — continued

	International Equity Fund — Class A
	Year Ended July 31,						Period Ended July 31, 2013(1)
	2017		2016	2015	2014
Net asset value — Beginning of period	$10.640		$11.180	$11.660	$11.220		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.156		$0.160	$0.160	$0.319	(3)	$0.236
Net realized and unrealized gain (loss)	1.169		(0.538)	(0.268)	0.845		1.118	(4)

Total income (loss) from operations	$1.325		$(0.378)	$(0.108)	$1.164		$1.354

Less Distributions
From net investment income	$(0.185)		$(0.054)	$(0.219)	$(0.256)		$(0.066)
From net realized gain	—		(0.108)	(0.153)	(0.468)		(0.068)

Total distributions	$(0.185)		$(0.162)	$(0.372)	$(0.724)		$(0.134)

Net asset value — End of period	$11.780		$10.640	$11.180	$11.660		$11.220

Total Return(5)(6)	12.69%		(3.31)%	(0.70)%	10.34%		13.75	%(4)(7)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,057		$818	$883	$503		$64
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.18	%(8)	1.20%	1.31%	1.40%		1.40	%(9)
Net investment income	1.44%		1.55%	1.43%	2.74	%(3)	2.34	%(9)
Portfolio Turnover	107%		88%	95%	69%		97	%(7)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share includes special dividends which amounted to $0.120 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.70%.

(4)

During the period ended July 31, 2013, the sub-adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 2.08%, 1.88%, 1.62%, 1.71% and 3.18% of average daily net assets for the years ended July 31, 2017, 2016, 2015 and 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(7)	Not annualized.

(8)	Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to less than 0.01% of average daily net assets for the year ended July 31, 2017).

(9)	Annualized.

33	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2017

Financial Highlights — continued

	International Equity Fund — Class I
	Year Ended July 31,						Period Ended July 31, 2013(1)
	2017		2016	2015	2014
Net asset value — Beginning of period	$10.680		$11.230	$11.700	$11.250		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.191		$0.177	$0.176	$0.321	(3)	$0.181
Net realized and unrealized gain (loss)	1.168		(0.538)	(0.250)	0.864		1.209	(4)

Total income (loss) from operations	$1.359		$(0.361)	$(0.074)	$1.185		$1.390

Less Distributions
From net investment income	$(0.209)		$(0.081)	$(0.243)	$(0.267)		$(0.072)
From net realized gain	—		(0.108)	(0.153)	(0.468)		(0.068)

Total distributions	$(0.209)		$(0.189)	$(0.396)	$(0.735)		$(0.140)

Net asset value — End of period	$11.830		$10.680	$11.230	$11.700		$11.250

Total Return(5)(6)	13.09%		(3.13)%	(0.48)%	10.70%		14.02	%(4)(7)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,155		$5,701	$8,832	$8,765		$6,544
Ratios (as a percentage of average daily net assets):
Expenses(6)	0.93	%(8)	0.95%	1.08%	1.15%		1.15	%(9)
Net investment income	1.75%		1.70%	1.57%	2.75	%(3)	1.84	%(9)
Portfolio Turnover	107%		88%	95%	69%		97	%(7)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share includes special dividends which amounted to $0.104 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.86%.

(4)

During the period ended July 31, 2013, the sub-adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 2.07%, 1.88%, 1.61%, 1.71% and 3.18% of average daily net assets for the years ended July 31, 2017, 2016, 2015 and 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(7)	Not annualized.

(8)	Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to less than 0.01% of average daily net assets for the year ended July 31, 2017).

(9)	Annualized.

34	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Hexavest Global Equity Fund (Global Equity Fund) and Eaton Vance Hexavest International Equity Fund (International Equity Fund), (each individually referred to as the Fund, and collectively, the Funds) are diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Funds’ investment objective is long-term capital appreciation. The International Equity Fund offers two classes of shares and the Global Equity Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Funds’ forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Funds’ Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Funds may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Funds’ investment in Cash Reserves Fund reflected the Funds’ proportionate interest in its net assets and the Funds recorded their pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as a Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital

35

Eaton Vance

Hexavest Equity Funds

July 31, 2017

Notes to Financial Statements — continued

gains have been provided for in accordance with the Funds’ understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of July 31, 2017, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of each Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

36

Eaton Vance

Hexavest Equity Funds

July 31, 2017

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended July 31, 2017 and July 31, 2016 was as follows:

	Year Ended July 31, 2017
	Global Equity Fund	International Equity Fund

Distributions declared from:
Ordinary income	$1,690,196	$126,920
Long-term capital gains	$1,249,349	$—

	Year Ended July 31, 2016
	Global Equity Fund	International Equity Fund

Distributions declared from:
Ordinary income	$2,272,931	$72,120
Long-term capital gains	$1,762,759	$72,913

During the year ended July 31, 2017, the following amounts were reclassified due to the Funds’ use of equalization accounting and differences between book and tax accounting, primarily for foreign currency gain (loss), investments in passive foreign investment companies (PFICs), distributions from real estate investment trusts (REITs) and investments in partnerships. Tax equalization accounting allows a Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains.

	Global Equity Fund	International Equity Fund

Change in:
Paid-in capital	$621,389	$(4,344)
Accumulated net realized gain (loss)	$(507,134)	$6,565
Accumulated undistributed net investment income	$(114,255)	$(2,221)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of July 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Global Equity Fund	International Equity Fund
Undistributed ordinary income	$3,080,748	$135,063
Undistributed long-term capital gains	$681,894	$—
Deferred capital losses	$—	$(265,241)
Net unrealized appreciation	$8,876,990	$734,090

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, foreign currency transactions, futures contracts, investments in partnerships, distributions from REITs, the tax treatment of short-term capital gains and investments in PFICs.

At July 31, 2017, International Equity Fund, for federal income tax purposes, had deferred capital losses of $265,241 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Of the deferred capital losses at July 31, 2017, $94,936 are short-term and $170,305 are long-term.

37

Eaton Vance

Hexavest Equity Funds

July 31, 2017

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2017, as determined on a federal income tax basis, were as follows:

	Global Equity Fund	International Equity Fund

Aggregate cost	$88,817,499	$7,237,646

Gross unrealized appreciation	$10,353,871	$836,523
Gross unrealized depreciation	(1,497,118)	(103,231)

Net unrealized appreciation	$8,856,753	$733,292

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to each Fund. The fee is based upon a percentage of average daily net assets as presented in the following table and is payable monthly.

	Annual Rate
Daily Net Assets	Global Equity Fund	International Equity Fund

Up to $500 million	0.80%	0.80%

On net assets of $500 million and over, the annual fees are reduced. For the year ended July 31, 2017, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Global Equity Fund	International Equity Fund

Investment Adviser and Administration Fee	$667,274	$56,164
Effective Annual Rate	0.80%	0.80%

Pursuant to a sub-advisory agreement, EVM has delegated the investment management of each Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its investment adviser and administration fee for sub-advisory services provided to each Fund. The Funds invest their cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Hexavest have agreed to reimburse each Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses and acquired fund fees and expenses of unaffiliated funds) exceed 1.15%, 1.90% and 0.90% (1.18%, 1.93% and 0.93% prior to May 1, 2017) of Global Equity Fund’s average daily net assets for Class A, Class C and Class I, respectively, and 1.15% and 0.90% (1.20% and 0.95% prior to May 1, 2017) of International Equity Fund’s average daily net assets for Class A and Class I, respectively. These agreements may be changed or terminated after November 30, 2018. Prior to May 1, 2017, expenses subject to reimbursement excluded acquired fund fees and expenses of unaffiliated funds. Pursuant to these agreements, EVM and Hexavest were allocated $170,060 and $145,731 in total of operating expenses of Global Equity Fund and International Equity Fund, respectively, for the year ended July 31, 2017.

38

Eaton Vance

Hexavest Equity Funds

July 31, 2017

Notes to Financial Statements — continued

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended July 31, 2017 were as follows:

	Global Equity Fund	International Equity Fund

EVM’s Sub-Transfer Agent Fees	$1,168	$437
EVD’s Class A Sales Charges	$11,884	$1,065

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2017 for Class A shares amounted to the following:

	Global Equity Fund	International Equity Fund

Class A Distribution and Service Fees	$27,441	$2,325

The Global Equity Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Global Equity Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended July 31, 2017, Global Equity Fund paid or accrued to EVD $11,470 for Class C shares.

Pursuant to the Class C Plan, Global Equity Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended July 31, 2017 amounted to $3,823 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2017, the Funds were informed that EVD received no CDSCs paid by Class C shareholders and approximately the following amounts of CDSCs paid by Class A shareholders:

	Global Equity Fund	International Equity Fund

Class A	$20	$—

39

Eaton Vance

Hexavest Equity Funds

July 31, 2017

Notes to Financial Statements — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended July 31, 2017 were as follows:

	Global Equity Fund	International Equity Fund

Purchases	$105,862,278	$7,785,939
Sales	$78,668,502	$6,809,510

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Global Equity Fund
	Year Ended July 31, 2017
	Class A	Class C(1)	Class I

Sales	777,875	206,150	3,920,486
Issued to shareholders electing to receive payments of distributions in Fund shares	30,272	6,963	69,545
Redemptions	(385,012)	(1,302)	(1,939,522)

Net increase	423,135	211,811	2,050,509

	Year Ended July 31, 2016
	Class A	Class I

Sales	304,650	904,184
Issued to shareholders electing to receive payments of distributions in Fund shares	38,645	77,510
Redemptions	(501,515)	(1,127,016)

Net decrease	(158,220)	(145,322)

(1)	For the period from the start of business, December 1, 2016, to July 31, 2017.

At July 31, 2017, an Eaton Vance mutual fund, an Eaton Vance collective investment trust and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 44.1% of the value of the outstanding shares of Global Equity Fund.

International Equity Fund
	Year Ended July 31, 2017
	Class A	Class I

Sales	67,229	77,672
Issued to shareholders electing to receive payments of distributions in Fund shares	1,483	725
Redemptions	(55,801)	(7,348)

Net increase	12,911	71,049

40

Eaton Vance

Hexavest Equity Funds

July 31, 2017

Notes to Financial Statements — continued

	Year Ended July 31, 2016
	Class A	Class I

Sales	17,939	129,594
Issued to shareholders electing to receive payments of distributions in Fund shares	1,104	3,899
Redemptions	(21,190)	(386,406)

Net decrease	(2,147)	(252,913)

At July 31, 2017, EVM owned 71.9% of the value of the outstanding shares of International Equity Fund.

8  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2017 is included in the Portfolio of Investments. At July 31, 2017, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing their investment objectives, the Funds are subject to the following risks:

Equity Price Risk: The Funds enter into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Funds enter into forward foreign currency exchange contracts to enhance return.

The Funds enter into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in a Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by a Fund for those derivatives in a liability position. At July 31, 2017, the fair values of derivatives with credit-related contingent features in a net liability position were as follows:

Global Equity Fund	International Equity Fund

$881,787	$97,990

At July 31, 2017, there were no assets pledged by the Funds for such liabilities.

The over-the-counter (OTC) derivatives in which the Funds invest are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, each Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between a Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event each Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to the counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by each Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by the counterparty for the benefit of a

41

Eaton Vance

Hexavest Equity Funds

July 31, 2017

Notes to Financial Statements — continued

Fund, a corresponding liability on the Statements of Assets and Liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2017 was as follows:

Global Equity Fund
		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$187,670	(1)	$(47,210	)(1)
Foreign Exchange	Forward foreign currency exchange contracts	892,740	(2)	(881,787	)(3)

Total		$1,080,410		$(928,997)

Derivatives not subject to master netting or similar agreement		$187,670		$(47,210)

Total Derivatives subject to master netting or similar agreement		$892,740		$(881,787)

International Equity Fund
		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$6,154	(1)	$(6,505	)(1)
Foreign Exchange	Forward foreign currency exchange contracts	100,118	(2)	(97,990	)(3)

Total		$106,272		$(104,495)

Derivatives not subject to master netting or similar agreement		$6,154		$(6,505)

Total Derivatives subject to master netting or similar agreement		$100,118		$(97,990)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statements of Assets and Liabilities as Payable for variation margin on open financial futures contracts.

(2)	Statements of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(3)	Statements of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

Each Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statements of Assets and Liabilities, are presented in the tables above. The following tables present each Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by each Fund for assets and pledged by each Fund for liabilities as of July 31, 2017.

42

Eaton Vance

Hexavest Equity Funds

July 31, 2017

Notes to Financial Statements — continued

Global Equity Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$892,740	$(881,787)	$—	$—	$10,953

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(881,787)	$881,787	$—	$—	$—

International Equity Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$100,118	$(97,990)	$—	$—	$2,128

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(97,990)	$97,990	$—	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations by risk exposure for the year ended July 31, 2017 was as follows:

Global Equity Fund
Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$1,252,413	$(24,622)
Foreign Exchange	Forward foreign currency exchange contracts	49,962	247,231

Total		$1,302,375	$222,609

43

Eaton Vance

Hexavest Equity Funds

July 31, 2017

Notes to Financial Statements — continued

International Equity Fund
Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$49,774	$(17,424)
Foreign Exchange	Forward foreign currency exchange contracts	(11,460)	33,927

Total		$38,314	$16,503

(1)	Statements of Operations location: Net realized gain (loss) – Financial futures contracts and Forward foreign currency exchange contract transactions, respectively.

(2)	Statements of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended July 31, 2017, which are indicative of the volume of these derivative types, were approximately as follows:

	Global Equity Fund	International Equity Fund

Futures Contracts — Long	$4,615,000	$198,000
Forward Foreign Currency Exchange Contracts*	$53,603,000	$6,068,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of the notional amounts of currency purchased and currency sold.

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Pursuant to an amendment dated August 16, 2017 to the line of credit agreement, the expiration date was extended to October 31, 2017. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended July 31, 2017.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

44

Eaton Vance

Hexavest Equity Funds

July 31, 2017

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Global Equity Fund
Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Asia/Pacific	$593,499	$16,476,847	$—	$17,070,346
Developed Europe	409,720	21,989,337	—	22,399,057
Developed Middle East	55,397	—	—	55,397
Latin America	313,310	—	—	313,310
Middle East/Africa	115,487	—	—	115,487
North America	48,343,207	—	—	48,343,207

Total Common Stocks	$49,830,620	$38,466,184 *	$—	$88,296,804

Exchange-Traded Funds	$1,006,998	$—	$—	$1,006,998
Short-Term Investments	—	8,370,450	—	8,370,450

Total Investments	$50,837,618	$46,836,634	$—	$97,674,252

Forward Foreign Currency Exchange Contracts	$—	$892,740	$—	$892,740
Futures Contracts	187,670	—	—	187,670

Total	$51,025,288	$47,729,374	$—	$98,754,662

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(881,787)	$—	$(881,787)
Futures Contracts	(23,780)	(23,430)	—	(47,210)

Total	$(23,780)	$(905,217)	$—	$(928,997)

45

Eaton Vance

Hexavest Equity Funds

July 31, 2017

Notes to Financial Statements — continued

International Equity Fund
Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Asia/Pacific	$66,086	$2,571,431	$—	$2,637,517
Developed Europe	20,355	4,569,463	—	4,589,818
Developed Middle East	19,109	—	—	19,109
Latin America	32,436	—	—	32,436
Middle East/Africa	9,317	—	—	9,317
North America	106,644	—	—	106,644

Total Common Stocks	$253,947	$7,140,894 *	$—	$7,394,841

Exchange-Traded Funds	$144,478	$—	$—	$144,478
Short-Term Investments	—	431,619	—	431,619

Total Investments	$398,425	$7,572,513	$—	$7,970,938

Forward Foreign Currency Exchange Contracts	$—	$100,118	$—	$100,118
Futures Contracts	6,154	—	—	6,154

Total	$404,579	$7,672,631	$—	$8,077,210

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(97,990)	$—	$(97,990)

Futures Contracts	(1,285)	(5,220)	—	(6,505)

Total	$(1,285)	$(103,210)	$—	$(104,495)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Funds held no investments or other financial instruments as of July 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2017, the value of investments transferred between Level 1 and Level 2 during the year then ended were not signifcant for each Fund.

46

Eaton Vance

Hexavest Equity Funds

July 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Hexavest Global Equity Fund and Eaton Vance Hexavest International Equity Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance Hexavest Global Equity Fund and Eaton Vance Hexavest International Equity Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Growth Trust), including the portfolios of investments, as of July 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance Hexavest Global Equity Fund and Eaton Vance Hexavest International Equity Fund as of July 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 21, 2017

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Eaton Vance

Hexavest Equity Funds

July 31, 2017

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2018 will show the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, the foreign tax credit and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended July 31, 2017, the Funds designate approximately the following amounts, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Global Equity Fund	$1,770,006
International Equity Fund	$180,847

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Funds’ dividend distribution that qualifies under tax law. For the Funds’ fiscal 2017 ordinary income dividends, the following amounts qualify for the corporate dividends received deduction:

Global Equity Fund	38.68%

Foreign Tax Credit.  For the fiscal year ended July 31, 2017, the Funds paid foreign taxes and recognized foreign source income as follows:

	Foreign Taxes	Foreign Source Income
International Equity Fund	$16,435	$192,791

Capital Gains Dividends.  The Funds hereby designate as a capital gain dividend with respect to the taxable year ended July 31, 2017, the following amounts or, if subsequently determined to be different, the net capital gain of such year:

Global Equity Fund	$1,387,359

48

Eaton Vance

Hexavest Equity Funds

July 31, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Eaton Vance

Hexavest Equity Funds

July 31, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreements of Eaton Vance Hexavest Global Equity Fund and Eaton Vance Hexavest International Equity Fund (together, the “Funds”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreements with Hexavest Inc. (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreements and the sub-advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience employing a top-down investment approach that incorporates proprietary fundamental research and quantitative models. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities of companies (i) domiciled in developed countries, including the United States, with respect to Eaton Vance Hexavest Global Equity Fund and (ii) located or traded in Europe, Australasia, and the Far East, with respect to Eaton Vance Hexavest International Equity Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance

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Eaton Vance

Hexavest Equity Funds

July 31, 2017

Board of Trustees’ Contract Approval — continued

Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreements and the sub-advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices, and, for Eaton Vance Hexavest Global Equity Fund, a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2016 for each Fund. The Board concluded that the performance of each Fund was satisfactory

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as each Fund, respectively. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to each Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between each Fund and other types of clients. The Board considered factors that had an impact on Fund expense ratios relative to comparable funds. The Board also considered the fact that the Adviser had undertaken to reimburse expenses of each Fund in an agreed upon amount, such expense reimbursement arrangements to be effective May 1, 2017.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

51

Eaton Vance

Hexavest Equity Funds

July 31, 2017

Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

52

Eaton Vance

Hexavest Equity Funds

July 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

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Eaton Vance

Hexavest Equity Funds

July 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm(3) 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

54

Eaton Vance

Hexavest Equity Funds

July 31, 2017

Management and Organization — continued

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.

(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

55

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

56

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Québec

Canada H3B 4W8

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

21894    7.31.17

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Hexavest Global Equity Fund and Eaton Vance Hexavest International Equity Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 14 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal years ended July 31, 2016 and July 31, 2017 by D&T for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such period.

Eaton Vance Hexavest Global Equity Fund

Fiscal Years Ended	7/31/16	7/31/17
Audit Fees	$31,300	$31,300
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$13,013	$11,667
All Other Fees(3)	$0	$0

Total	$44,313	$42,967

Eaton Vance Hexavest International Equity Fund

Fiscal Years Ended	7/31/16	7/31/17
Audit Fees	$27,750	$27,750
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,993	$8,367
All Other Fees(3)	$0	$0

Total	$38,743	$36,117

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (February 28/29, July 31, August 31, September 30, November 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	8/31/15	9/30/15	2/29/16	7/31/16	8/31/16	9/30/16	11/30/16**	2/28/17	7/31/17
Audit Fees	$202,140	$89,180	$54,660	$92,000	$162,040	$87,580	$81,150	$55,260	$59,050
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$65,130	$35,925	$18,272	$35,769	$58,654	$36,986	$43,500	$20,204	$20,034
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$267,270	$125,105	$72,932	$127,769	$220,694	$124,566	$124,650	$75,464	$79,084

*	Information is not presented for fiscal years ended 11/30/14 and 11/30/15, as no Series in the Trust with such fiscal year end was in operation during such period.
**	Series commenced operations on December 16, 2015.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	8/31/15	9/30/15	2/29/16	7/31/16	8/31/16	9/30/16	11/30/16**	2/28/17	7/31/17

Registrant(1)	$65,130	$35,925	$18,272	$35,769	$58,654	$36,986	$43,500	$20,204	$20,034
Eaton Vance(2)	$46,000	$46,000	$56,434	$56,434	$56,434	$56,434	$48,500	$46,000	$148,018

*	Information is not presented for fiscal years ended 11/30/14 and 11/30/15, as no Series in the Trust with such fiscal year end was in operation during such period.
**	Series commenced operations on December 16, 2015.
(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017